Note 12 - Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE
12
. STOCKHOLDERS' EQUITY

On
October 5, 2017,
we effected an
one
-for-
ten
reverse stock split of our common stock. Our condensed consolidated financial statements and disclosures reflect these changes in capital structure for all periods presented.

On
June 12, 2015
and
June 13, 2016,
our shareholders approved
100,000,000
increases in our authorized common stock to
300,000,000
and
400,000,000,
respectively. On
October 2, 2017,
our shareholders approved a
300,000,000
decrease in our authorized common stock to
100,000,000.

Equity Incentive Plan Activity

On
December 5, 2013,
our shareholders approved the Net Element International, Inc.
2013
Equity Incentive Plan (as amended to date, the
“2013
Plan”). Awards under the
2013
Plan
may
be granted in any
one
or all of the following forms: (i) incentive stock options meeting the requirements of Section
422
of the Internal Revenue Code of
1986,
as amended; (ii) non-qualified stock options (unless otherwise indicated, references to “Options” include both Incentive Stock Options and Non-Qualified Stock Options); (iii) stock appreciation rights, which may
be awarded either in tandem with Options or on a stand-alone basis; (iv) shares of common stock that are restricted; (v) units representing shares of common stock; (vi) units that do not
represent shares of common stock but which
may
be paid in the form of common stock; and (vii) shares of common stock that are not
subject to any conditions to vesting.

On
November 27, 2018,
our shareholders approved an amendment to the
2013
Plan to increase the number of shares of the Company's common stock available for issuance by
178,900
shares resulting in the aggregate of
773,000
shares authorized for issuance under the
2013
Plan, which represented in the aggregate approximately
20%
of our issued and outstanding stock as of
December 31, 2019
.

On
October 23, 2019,
our shareholders approved an amendment to the
2013
Plan to increase the number of shares of the Company's common stock available for issuance by
177,000
shares resulting in the aggregate of
950,000
shares authorized for issuance under the
2013
Plan.

On
December 1, 2020,
our shareholders approved an amendment to the
2013
Plan to increase the number of shares of the Company's common stock available for issuance by
219,500
 shares resulting in the aggregate of
1,160,500
 shares authorized for issuance under the
2013
Plan.

The maximum aggregate number of shares of common stock available for award under the
2013
Plan at
December 31, 2020
and
2019
 was
210,500

and
252,436,
respectively. The
2013
Plan is administered by the compensation committee.

2013
Equity Incentive Plan - Unrestricted Shares and Stock Options

During the years ended
December 31, 2020
and
2019
, we issued common stock pursuant to the
2013
Plan to the members of our Board of Directors, and recorded a compensation charge of approximately
$38,000

and
$60,000,
respectively.

At
December 31, 2020
we had
200,648
 incentive stock options outstanding with a weighted average exercise price of
$10.73
 and a weighted average remaining contract term of
7.07
 years. At
December 31, 2019
we had
154,005
incentive stock options outstanding with a weighted average exercise price of
$10.73
and a weighted average remaining contract term of
8.08
years. All of the stock options were anti-dilutive at
December 31, 2020
and
2019.

During the year ended
December 31, 2020
our Board of Directors approved and authorized the issuance of
17,839

shares of our common stock pursuant to the
2013
Plan to members of our Board of Directors and we recorded compensation expense of approximately
$37,500.
Also during year ended
December 30, 2020,
our Board of Directors approved and authorized the issuance of
316,835

shares of our common stock pursuant to the
2013
Plan which were allocated to certain named executives, certain employees, and certain consultants of the Company and we recorded compensation expense of approximately
$2.7
million. There were
no
incentive stock options issued during
2020.

During the year ended
December 31, 2019
our Board of Directors approved and authorized the issuance of
80,000
incentive stock options which were allocated to certain named executives pursuant to the
2013
Plan and we recorded compensation expense of approximately
$503,000.
 During the year ended
December 31, 2019
our Board of Directors approved and authorized the issuance of
22,000
shares of our common stock pursuant to the
2013
Plan to members of our Board of Directors and we recorded compensation expense of approximately
$138,000.
Also during year ended
December 30, 2019,
our Board of Directors approved and authorized the issuance of
214,507
shares of our common stock pursuant to the
2013
Plan which were allocated to certain named executives, certain employees, and certain consultants of the Company and we recorded compensation expense of approximately
$1,349,000.